MOBIQUITHINGS SAS Schedule of Assets Acquired and Liabilities Assumed (Details) € in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 154,114	$ 156,488			$ 103,966
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash			€ 214	$ 241
Accounts receivable			1,026	1,156
Prepaid and other assets			107	120
Property and equipment			1,041	1,173
Identifiable intangible assets			5,071	5,713
Goodwill			9,922	11,179
Total Assets Acquired			17,381	19,582
Accounts payable and accrued liabilities			1,715	1,932
Deferred income tax			1,690	1,905
Fair value of net assets acquired			€ 13,976	$ 15,745